Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Of Equity Investment [line items]
Share-based payment expense	$ (644)	$ (570)	$ (448)
Payroll and related benefits	(150)	(150)	(154)
Payroll and related benefits [member]
Disclosure Of Share Of Equity Investment [line items]
Wages and salaries	(5,285)	(5,164)	(4,900)
Social security contributions	(770)	(804)	(749)
Other personnel cost	(683)	(689)	(687)
Share-based payment expense	(644)	(570)	(448)
Pension expense for defined benefit plans	(150)	(150)	(154)
Pension expense for defined contribution plans	(183)	(166)	(164)
Payroll and related benefits	$ (7,715)	$ (7,544)	$ (7,101)